Net Income per Share (Tables)	12 Months Ended
Dec. 31, 2020
Net Income per Share
Schedule of basic and diluted net income per share

	Year Ended December 31,
	2018	2019	2020

	(In thousands, except per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to Weibo	$571,823	$494,675	$313,364
Denominator:
Weighted average ordinary shares outstanding	223,751	225,452	226,921
Basic net income per share attributable to Weibo	$2.56	$2.19	$1.38

Diluted net income per share calculation:
Numerator:
Net income attributable to Weibo	$571,823	$494,675	$313,364
Add: Effect on interest expenses and amortized issuance cost of convertible debt	15,390	—	—
Net income attributable to Weibo for calculating diluted net income per share	587,213	494,675	313,364
Denominator:
Weighted average ordinary shares outstanding	223,751	225,452	226,921
Effects of dilutive securities
Stock options	283	153	71
Unvested restricted share units	1,896	807	645
Convertible debt	6,753	—	—
Shares used in computing diluted net income per share attributable to Weibo	232,683	226,412	227,637
Diluted net income per share attributable to Weibo	$2.52	$2.18	$1.38